Income Tax (Details)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023
Income Tax [Abstract]
Effective tax rate	87.00%	0.00%	0.00%	30.40%
Statutory income tax rate	21.00%	21.00%	21.00%	21.00%